Note 4 - Balance Sheet Components - Annual Amortization of Identifiable Intangible Assets (Details)	Dec. 31, 2015 USD ($)
2016	$ 805,000
2017	728,000
2018	701,000
2019	701,000
2020	701,000
2021 and Thereafter	1,392,000
Total future amortization expense	$ 5,028,000